FINANCIAL INSTRUMENTS - Level 3 Rollforward Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial liabilities
Balance, beginning of period	$ 62,406
Balance, end of period	58,228	$ 62,406
Level 3
Financial liabilities
Balance, beginning of period	859	863
Acquisitions	0	0
Dispositions	0	0
Fair value gains, net and OCI	74	2
Other	(11)	(6)
Balance, end of period	$ 922	$ 859